Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Net (Loss) Income Per Share
Schedule of basic and diluted net loss per share

	Three Months Ended September 30,		Nine months Ended September 30,
	2012	2011	2012	2011
Numerator:
Net loss	$(17,530)	$(9,424)	$(48,363)	$(32,021)
Extinguishment of preferred stock	—	—	—	60,937
Accretion of preferred stock	(3,560)	(2,526)	(10,370)	(8,121)
Earnings attributable to participating preferred stockholders	—	—	—	(20,082)
Earnings (loss) attributable to common stockholders - basic	(21,090)	(11,950)	(58,733)	713
Effect of dilutive convertible preferred stock	—	—	—	—
Earnings (loss) attributable to common stockholders - diluted	$(21,090)	$(11,950)	$(58,733)	$713

Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	859,769	592,459	830,068	467,488
Effect of dilutive options to purchase common stock	—	—	—	416,936
Effect of dilutive convertible preferred stock	—	—	—	2,522,191
Weighted-average number of common shares used in earnings (loss) per share - diluted	859,769	592,459	830,068	3,406,615

Earnings (loss) per share - basic	$(24.53)	$(20.17)	$(70.76)	$1.53
Effect of dilutive options to purchase common stock	—	—	—	(0.72)
Effect of dilutive convertible preferred stock	—	—	—	(0.60)
Earnings (loss) per share - diluted	$(24.53)	$(20.17)	$(70.76)	$0.21

	Year ended December 31,
	2011	2010	2009

	(In thousands, except share and per share amounts)
Numerator:
Net loss	$(42,476)	$(14,630)	$(15,089)
Extinguishment of preferred stock	60,937	—	—
Accretion of preferred stock	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders	(7,275)	—	—

Earnings (loss) attributable to common stockholders—basic	253	(26,773)	(26,494)
Effect of dilutive convertible preferred stock	—	—	—

Earnings (loss) attributable to common stockholders—diluted	$253	$(26,773)	$(26,494)

Denominator:
Weighted-average number of common shares used in earnings (loss) per share—basic	499,944	320,942	320,424
Effect of dilutive options to purchase common stock	464,933	—	—
Effect of dilutive convertible preferred stock	2,489,399	—	—

Weighted-average number of common shares used in earnings (loss) per share—diluted	3,454,276	320,942	320,424

Earnings (loss) per share—basic	$0.51	$(83.42)	$(82.68)
Effect of dilutive options to purchase common stock	(0.24)	—	—
Effect of dilutive convertible preferred stock	(0.20)	—	—

Earnings (loss) per share—diluted	$0.07	$(83.42)	$(82.68)

Schedule of potentially dilutive securities excluded from the computation of diluted weighted-average shares outstanding

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Convertible preferred stock	4,758,216	1,607,747	4,161,270	6,666,555
Options to purchase common stock	3,934,488	1,282,165	3,887,672	278,810
Warrants	15,000	4,154	15,000	4,154

	Year ended December 31,
	2011	2010	2009

Convertible preferred stock	5,419,946	11,808,290	11,808,290
Options to purchase common stock	894,160	1,461,865	1,216,718
Warrants	8,860	1,333	1,333